UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Mid Cap Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/16 is included with this Form.

Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.6%)

	CONSUMER DISCRETIONARY (3.9%)
43,000	LKQ Corp. *	$1,372,990
44,000	TJX Companies, Inc. (The)	3,447,400
		4,820,390
	CONSUMER STAPLES (12.9%)
8,832	Boston Beer Co., Inc. (The) Class A *(1)	1,634,538
33,600	Casey’s General Stores, Inc.	3,807,552
38,000	Church & Dwight Co., Inc.	3,502,840
102,000	Hormel Foods Corp.	4,410,480
24,100	J&J Snack Foods Corp.	2,609,548
		15,964,958
	ENERGY (2.6%)
22,400	Enbridge, Inc.	871,584
35,600	EQT Corp.	2,394,456
		3,266,040
	FINANCIALS (1.7%)
29,100	Arch Capital Group Ltd. *	2,069,010
	HEALTH CARE (13.8%)
16,200	C.R. Bard, Inc.	3,283,254
22,700	Henry Schein, Inc. *	3,918,701
42,400	IDEXX Laboratories, Inc. *	3,320,768
47,900	Mednax, Inc. *	3,095,298
9,900	Mettler-Toledo International, Inc. *	3,413,124
		17,031,145
	INDUSTRIALS (34.4%)
56,750	AMETEK, Inc.	2,836,365
31,900	Carlisle Companies, Inc.	3,174,050
26,700	Danaher Corp.	2,532,762
36,983	HEICO Corp.	2,223,788
22,200	Kansas City Southern	1,896,990
26,800	Middleby Corp. (The) *	2,861,436
137,400	Rollins, Inc.	3,726,288
18,500	Roper Technologies, Inc.	3,381,245
21,400	Snap-on, Inc.	3,359,586
23,300	Stericycle, Inc. *	2,940,227
34,500	Teledyne Technologies, Inc. *	3,040,830
41,800	Toro Co. (The)	3,599,816
9,800	TransDigm Group, Inc. *	2,159,332
11,400	Wabtec Corp.	903,906
61,100	Waste Connections, Inc.	3,946,449
		42,583,070
	INFORMATION TECHNOLOGY (18.2%)
10,300	Alliance Data Systems Corp. *	2,266,000
58,100	Amphenol Corp. Class A	3,359,342
36,200	ANSYS, Inc. *	3,238,452
43,400	Fiserv, Inc. *	4,451,972
39,300	Open Text Corp.	2,035,740
9,100	Tyler Technologies, Inc. *	1,170,351

Shares		Value
20,100	Ultimate Software Group, Inc. (The) *	$3,889,350
25,500	WEX, Inc. *	2,125,680
		22,536,887
	MATERIALS (10.1%)
15,300	Airgas, Inc.	2,167,092
34,600	Crown Holdings, Inc. *	1,715,814
26,000	Ecolab, Inc.	2,899,520
39,100	Silgan Holdings, Inc.	2,078,947
33,600	Valspar Corp. (The)	3,595,872
		12,457,245

	TOTAL COMMON STOCKS (Cost $86,464,257) (97.6%)	120,728,745

SHORT-TERM INVESTMENTS (2.6%)

	MONEY MARKET FUNDS (2.6%)
2,881,245	State Street Institutional Liquid Reserves Fund	2,881,245
306,493	State Street Navigator Securities Lending Prime Portfolio (2)	306,493

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,187,738) (2.6%)	3,187,738

	TOTAL INVESTMENT SECURITIES (100.2%) (Cost $89,651,995)	$123,916,483

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.2%)		(251,684)
NET ASSETS (3) (100%)		$123,664,799
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($123,664,799 ÷ 8,012,254 shares outstanding)		$15.43

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2016, the market value of the securities on loan was $303,330.
(2)	Securities with an aggregate market value of $303,330 were out on loan in exchange for $306,493 of cash collateral as of March 31, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $89,651,995, aggregate gross unrealized appreciation was $36,458,605, aggregate gross unrealized depreciation was $2,194,117 and the net unrealized appreciation was $34,264,488.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$120,728,745	$-	$-	$120,728,745
Short-Term Investments	3,187,738	-	-	3,187,738

Total Investments in Securities	$123,916,483	$-	$-	$123,916,483

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016